PRINCIPAL ACCOUNTING POLICIES - Options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	2.52%	1.73%	1.16%
Risk-free interest rate, maximum (as a percent)	3.09%	1.94%	1.66%
Expected life (years)	5 years	5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	42.00%	46.00%	48.00%
Volatility, maximum (as a percent)	44.00%	48.00%	51.00%
Fair value of options at grant date per share	$ 150.38	$ 376.78	$ 140.95
Minimum
Share-based compensation disclosures
Fair value of options at grant date per share	88.51	142.29	133.85
Maximum
Share-based compensation disclosures
Fair value of options at grant date per share	$ 350.71	$ 430.87	$ 141.72